Data Compare Summary (Total)
Run Date - 7/15/2025 10:47:50 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	5	985	0.51%	1,123
City	5	1,123	0.45%	1,123
State	0	1,123	0.00%	1,123
Zip	312	1,123	27.78%	1,123
Borrower First Name	2	523	0.38%	1,123
Borrower Last Name	6	523	1.15%	1,123
Note Date	2	980	0.20%	1,123
Original Loan Amount	9	1,064	0.85%	1,123
Original Term	2	980	0.20%	1,123
Original Interest Rate	4	1,123	0.36%	1,123
Representative FICO	5	1,104	0.45%	1,123
Appraised Value	269	538	50.00%	1,123
Original CLTV	29	1,122	2.58%	1,123
Original LTV	374	980	38.16%	1,123
Originator Application Date	43	380	11.32%	1,123
Investor: Qualifying Total Debt Ratio	66	1,081	6.11%	1,123
Disbursement Date	0	399	0.00%	1,123
Borrower SSN	0	143	0.00%	1,123
Line Limit	48	142	33.80%	1,123
Lien Position	0	139	0.00%	1,123
Occupancy	0	724	0.00%	1,123
# of Units	0	581	0.00%	1,123
Borrower Full Name	6	19	31.58%	1,123
Property Type	0	4	0.00%	1,123
Purpose	0	4	0.00%	1,123
Refi Purpose	0	4	0.00%	1,123
Balloon Flag	0	4	0.00%	1,123
Lender	0	4	0.00%	1,123
Product Description	0	4	0.00%	1,123
Total	1,187	16,923	7.01%	1,123